July 25, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Bond Index Funds (the Trust) File No. 33-6001

Commissioners:

Enclosed is the 58th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are : 1) to register Institutional and Institutional Plus Shares of Vanguard Short-Term Bond Index Fund and Institutional Plus Shares of Vanguard Intermediate-Term Bond Index and Long-Term Bond Index Funds, each a series of the Trust, and 2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1), we request that this Amendment be declared effective on September 27, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Lisa L. B. Matson, Esq.
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.

U.S. Securities and Exchange Commission